Discontinued Operations and Assets and Liabilities Held for Sale - Disclosure of Assets and Liabilities Held for Sale (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Assets And Liabilities Classified As Held For Sale [Line Items]
Assets held for sale	£ 13	£ 49
Property, plant and equipment
Disclosure Of Assets And Liabilities Classified As Held For Sale [Line Items]
Assets held for sale	£ 13	£ 49